Other operating income - Schedule of Other Operating Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
OTHER OPERATING INCOME (Details) - Schedule of Other Operating Income [Line Items]
Net gains (losses) on disposal of financial assets at fair value through other comprehensive income (note 43)	£ (40)	£ (133)	[1]	£ 133
Share of results of joint ventures and associates	(16)	10		2
Other income	22,107	(18,268)	[2],[3]	28,078	[2]
Operating income (loss)
OTHER OPERATING INCOME (Details) - Schedule of Other Operating Income [Line Items]
Operating lease rental income	1,383	1,077		1,059
Rental income from investment properties (note 27)	146	145		186
Net gains (losses) on disposal of financial assets at fair value through other comprehensive income (note 43)	122	92		(2)
Movement in value of in-force business				(70)
Liability management	0	(31)		(22)
Share of results of joint ventures and associates	(16)	10		2
Other	(4)	46		19
Other income	£ 1,631	£ 1,339		£ 1,172

[1]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.
[2]	2 Restated for presentational changes; see note 1.
[3]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.